World Omni Auto Receivables Trust 2006-A	EXHIBIT 99.1

Monthly Servicer Certificate

October 31, 2006

Dates Covered
Collections Period	10/01/06 - 10/31/06
Interest Accrual Period	10/16/06 - 11/15/06
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 9/30/06	731,964,183.40	47,899
Principal Payments	25,356,165.43	862
Defaulted Receivables	1,280,065.74	74
Repurchased Accounts	0.00	0

Pool Balance at 10/31/06	705,327,952.23	46,963

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	8,801,679.08	580
Past Due 61-90 days	2,137,833.34	125
Past Due 91 + days	764,677.73	45

Total	11,704,190.15	750

Total 31+ Delinquent as % Ending Pool Balance	1.66%

Recoveries	822,599.51

Aggregate Net Losses - October 2006	457,466.23

Overcollateralization Target Amount	14,106,559.05
Actual Overcollateralization	14,106,559.05

Weighted Average APR	8.64%
Weighted Average Remaining Term	52.73

Flow of Funds	$ Amount
Collections	31,351,891.23
Advances	(4,024.88)
Investment Earnings on Cash Accounts	145,828.85
Excess Maximum Negative Carry Amount	-
Servicing Fee	(609,970.15)

Available Funds	30,883,725.05

Uses of Cash
(1) Class A Interest	2,831,027.20
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	11,996,947.50
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable	14,106,559.05
(7) Distribution to Certificateholders	1,770,645.33

Total Uses of Cash	30,883,725.05

Servicing Fee	609,970.15
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 10/16/06	717,324,899.73
Principal Paid	26,103,506.55
Note Balance @ 11/15/06	691,221,393.18

Class A-1
Note Balance @ 10/16/06	0.00
Principal Paid	0.00
Note Balance @ 11/15/06	0.00
Note Factor @ 11/15/06	0.0000000%

Class A-2
Note Balance @ 10/16/06	187,962,899.73
Principal Paid	26,103,506.55
Note Balance @ 11/15/06	161,859,393.18
Note Factor @ 11/15/06	74.9349043%

Class A-3
Note Balance @ 10/16/06	331,000,000.00
Principal Paid	-
Note Balance @ 11/15/06	331,000,000.00
Note Factor @ 11/15/06	100.0000000%

Class A-4
Note Balance @ 10/16/06	157,000,000.00
Principal Paid	-
Note Balance @ 11/15/06	157,000,000.00
Note Factor @ 11/15/06	100.0000000%

Class B
Note Balance @ 10/16/06	41,362,000.00
Principal Paid	-
Note Balance @ 11/15/06	41,362,000.00
Note Factor @ 11/15/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,009,573.17
Interest Carryover Shortfall	0.00
Total Principal Paid	26,103,506.55

Total Paid	29,113,079.72

Class A-1
Coupon	4.85490%
Interest Paid	0.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.05000%
Interest Paid	791,010.53
Interest Carryover Shortfall	0.00
Principal Paid	26,103,506.55

Total Paid to A-2 Holders	26,894,517.08

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1970413
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7295095

Total Distribution Amount	30.9265508

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	3.6620858
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	120.8495674

Total A-2 Distribution Amount	124.5116532

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	459.59
Noteholders’ Principal Distributable Amount	540.41

Account Balances	$ Amount
Advances
Balance as of 9/30/06	166,305.09
Balance as of 10/31/06	162,280.21
Change	(4,024.88)

Reserve Fund
Balance as of 9/30/06	2,387,450.00
Investment Earnings	10,630.81
Prior Month’s Investment Earnings paid	(10,273.23)
Deposit	0.00
Balance as of 10/31/06	2,387,807.58
Change	357.58

Reserve Fund Requirement	2,377,176.77